Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.48%
Communication services: 9.31%
Diversified telecommunication services: 0.57%
AT&T, Inc.	50,849	$1,182,239
Comcast Corp. Class A	8,800	210,848
Verizon Communications, Inc.	14,923	698,546
		2,091,633
Entertainment: 0.93%
Netflix, Inc.†	29,350	2,104,688
Roblox Corp. Class A†	4,791	170,560
Spotify Technology SA†	2,218	1,108,867
		3,384,115
Interactive media & services: 7.81%
Alphabet, Inc. Class A	28,315	10,083,821
Alphabet, Inc. Class C	30,211	10,774,753
Meta Platforms, Inc. Class A	12,761	7,104,176
Pinterest, Inc. Class A†	10,386	249,368
Reddit, Inc. Class A†	2,032	285,841
		28,497,959
Consumer discretionary: 8.85%
Automobile components: 0.37%
Aptiv PLC†	9,746	550,357
BorgWarner, Inc.	12,460	794,200
		1,344,557
Automobiles: 1.47%
General Motors Co.	10,440	927,699
Tesla, Inc.†	14,282	4,444,701
		5,372,400
Broadline retail: 3.76%
Amazon.com, Inc.†	50,545	13,727,011
Diversified consumer services: 0.06%
Grand Canyon Education, Inc.†	1,441	209,435
Hotels, restaurants & leisure: 1.06%
Booking Holdings, Inc.	6,600	1,273,140
Expedia Group, Inc.	3,782	1,114,707
McDonald’s Corp.	3,386	916,387
Viking Holdings Ltd.†	5,380	561,403
		3,865,637
Household durables: 0.45%
PulteGroup, Inc.	9,562	1,209,306
SharkNinja, Inc.†	2,820	456,191
		1,665,497
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Specialty retail: 1.18%
Bath & Body Works, Inc.	16,211	$326,165
Gap, Inc.	23,623	474,586
Home Depot, Inc.	3,718	1,234,227
TJX Cos., Inc.	9,852	1,550,114
Ulta Beauty, Inc.†	1,391	713,347
		4,298,439
Textiles, apparel & luxury goods: 0.50%
Crocs, Inc.†	4,625	592,046
Deckers Outdoor Corp.†	10,465	1,013,849
lululemon athletica, Inc.†	1,897	225,497
		1,831,392
Consumer staples: 4.67%
Beverages: 0.28%
Celsius Holdings, Inc.†	7,519	219,630
Coca-Cola Co.	2,675	234,303
Monster Beverage Corp.†	3,025	291,550
PepsiCo, Inc.	2,063	287,912
		1,033,395
Consumer staples distribution & retail: 2.43%
Costco Wholesale Corp.	3,368	3,205,966
Dollar General Corp.	2,206	280,272
Maplebear, Inc.†	9,319	415,627
Target Corp.	14,155	2,045,256
Walmart, Inc.	26,212	2,914,775
		8,861,896
Food products: 0.61%
Ingredion, Inc.	3,494	347,513
Pilgrim’s Pride Corp.	7,835	214,366
Smithfield Foods, Inc.	33,241	865,596
Tyson Foods, Inc. Class A	14,118	818,279
		2,245,754
Household products: 0.30%
Procter & Gamble Co.	7,501	1,083,819
Tobacco: 1.05%
Altria Group, Inc.	29,794	2,035,824
Philip Morris International, Inc.	9,354	1,784,930
		3,820,754
Energy: 3.47%
Oil, gas & consumable fuels: 3.47%
Cheniere Energy, Inc.	4,032	1,062,714
Chevron Corp.	9,181	1,807,096
Devon Energy Corp.	3,628	163,732
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
EOG Resources, Inc.	5,632	$837,422
ExxonMobil Holdings Corp.	22,698	3,528,177
HF Sinclair Corp.	7,171	655,932
Phillips 66	10,331	2,186,866
Valero Energy Corp.	7,731	2,419,030
		12,660,969
Financials: 12.83%
Banks: 4.00%
Bank of America Corp.	36,110	2,237,014
Bank OZK	9,445	484,529
Citigroup, Inc.	21,569	2,856,814
JPMorgan Chase & Co.	13,439	4,727,706
PNC Financial Services Group, Inc.	6,262	1,564,686
Popular, Inc.	7,644	1,339,305
U.S. Bancorp	11,558	728,270
Wells Fargo & Co.	7,584	655,637
		14,593,961
Capital markets: 3.69%
Ameriprise Financial, Inc.	668	364,621
Bank of New York Mellon Corp.	16,392	2,562,561
BlackRock, Inc.	628	684,765
Charles Schwab Corp.	20,702	2,178,678
CME Group, Inc.	3,230	864,962
Goldman Sachs Group, Inc.	3,073	3,129,482
Interactive Brokers Group, Inc. Class A	15,209	1,338,240
Jefferies Financial Group, Inc.	6,126	334,480
KKR & Co., Inc.	3,533	358,352
Northern Trust Corp.	2,328	424,138
Virtu Financial, Inc. Class A	21,164	1,242,962
		13,483,241
Consumer finance: 0.64%
American Express Co.	1,469	493,951
Capital One Financial Corp.	4,535	947,860
Synchrony Financial	11,579	877,573
		2,319,384
Financial services: 2.73%
Berkshire Hathaway, Inc. Class B†	8,620	4,409,475
Mastercard, Inc. Class A	5,279	3,025,395
MGIC Investment Corp.	5,512	165,580
Visa, Inc. Class A	6,462	2,365,932
		9,966,382
Insurance: 1.77%
Allstate Corp.	2,661	702,717
Assurant, Inc.	5,926	1,654,480
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Insurance(continued)
Axis Capital Holdings Ltd.	4,846	$510,381
Hartford Insurance Group, Inc.	5,640	800,372
MetLife, Inc.	4,678	449,696
Progressive Corp.	7,646	1,616,517
RenaissanceRe Holdings Ltd.	2,303	736,914
		6,471,077
Health care: 9.59%
Biotechnology: 2.84%
AbbVie, Inc.	14,986	3,760,587
BioMarin Pharmaceutical, Inc.†	6,168	370,203
Exelixis, Inc.†	18,717	992,563
Gilead Sciences, Inc.	12,619	1,643,120
Incyte Corp.†	6,575	785,844
Regeneron Pharmaceuticals, Inc.	1,852	1,412,391
Roivant Sciences Ltd.†	16,819	570,332
United Therapeutics Corp.†	1,571	813,322
		10,348,362
Health care equipment & supplies: 1.09%
Abbott Laboratories	18,247	1,928,708
Align Technology, Inc.†	1,855	313,792
Boston Scientific Corp.†	4,245	198,369
Globus Medical, Inc. Class A†	6,742	531,202
Intuitive Surgical, Inc.†	2,855	1,008,757
		3,980,828
Health care providers & services: 1.98%
Cencora, Inc.	3,225	1,004,072
CVS Health Corp.	12,751	1,331,587
McKesson Corp.	2,023	1,732,072
Tenet Healthcare Corp.†	4,478	1,140,905
UnitedHealth Group, Inc.	3,567	1,478,165
Universal Health Services, Inc. Class B	3,285	553,325
		7,240,126
Health care technology: 0.29%
Veeva Systems, Inc. Class A†	5,134	1,046,206
Life sciences tools & services: 0.35%
Medpace Holdings, Inc.†	1,259	726,582
Thermo Fisher Scientific, Inc.	964	553,625
		1,280,207
Pharmaceuticals: 3.04%
Bristol-Myers Squibb Co.	27,224	1,777,999
Eli Lilly & Co.	4,123	4,736,667
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Johnson & Johnson	9,519	$2,440,196
Merck & Co., Inc.	16,575	2,158,065
		11,112,927
Industrials: 9.04%
Aerospace & defense: 2.61%
General Dynamics Corp.	5,585	2,141,401
General Electric Co.	6,549	2,358,098
Honeywell Aerospace, Inc.†	2,489	514,576
Howmet Aerospace, Inc.	4,846	1,367,832
Huntington Ingalls Industries, Inc.	1,499	489,348
Lockheed Martin Corp.	2,662	1,551,254
Northrop Grumman Corp.	967	524,578
RTX Corp.	2,717	584,753
		9,531,840
Building products: 0.33%
Johnson Controls International PLC	5,825	854,295
Trane Technologies PLC	736	334,843
		1,189,138
Commercial services & supplies: 0.29%
Veralto Corp.	11,446	1,077,870
Construction & engineering: 1.38%
AECOM	5,146	372,519
Comfort Systems USA, Inc.	351	607,121
EMCOR Group, Inc.	2,299	1,833,292
MasTec, Inc.†	2,923	769,041
Quanta Services, Inc.	597	398,414
Valmont Industries, Inc.	2,166	1,043,362
		5,023,749
Electrical equipment: 1.44%
Acuity, Inc.	1,721	565,159
Bloom Energy Corp. Class A†	1,144	235,447
Emerson Electric Co.	1,960	293,647
GE Vernova, Inc.	1,827	1,809,260
Regal Rexnord Corp.	3,102	636,623
Sensata Technologies Holding PLC	13,874	642,228
Vertiv Holdings Co. Class A	4,491	1,084,891
		5,267,255
Ground transportation: 0.53%
Uber Technologies, Inc.†	13,354	939,587
Union Pacific Corp.	3,388	989,737
		1,929,324
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Industrial conglomerates: 0.16%
Honeywell International, Inc.	2,489	$604,951
Machinery: 1.35%
AGCO Corp.	10,552	1,077,992
Allison Transmission Holdings, Inc.	8,279	948,277
Caterpillar, Inc.	1,161	945,994
Mueller Industries, Inc.	14,284	948,601
Oshkosh Corp.	3,044	433,496
Parker-Hannifin Corp.	587	573,223
		4,927,583
Passenger airlines: 0.14%
United Airlines Holdings, Inc.†	4,199	509,465
Professional services: 0.81%
CACI International, Inc. Class A†	1,484	738,661
Leidos Holdings, Inc.	7,610	879,716
Science Applications International Corp.	6,760	791,799
SS&C Technologies Holdings, Inc.	7,128	549,212
		2,959,388
Information technology: 34.16%
Communications equipment: 1.35%
Arista Networks, Inc.†	6,619	1,193,737
Ciena Corp.†	636	239,804
Cisco Systems, Inc.	25,641	2,974,099
Lumentum Holdings, Inc.†	390	278,437
Viavi Solutions, Inc.†	7,013	259,130
		4,945,207
Electronic equipment, instruments & components: 1.32%
Amphenol Corp. Class A	5,504	884,493
Coherent Corp.†	472	124,084
Corning, Inc.	3,564	492,723
Flex Ltd.†	3,752	426,790
Ingram Micro Holding Corp.	27,630	779,442
Jabil, Inc.	944	297,407
Keysight Technologies, Inc.†	1,132	361,199
TD SYNNEX Corp.	4,905	1,254,209
TTM Technologies, Inc.†	1,848	213,333
		4,833,680
IT services: 1.25%
Cloudflare, Inc. Class A†	1,561	435,488
International Business Machines Corp.	4,494	1,005,083
MongoDB, Inc. Class A†	3,993	1,347,558
Okta, Inc.†	10,083	1,431,080
VeriSign, Inc.	1,193	345,994
		4,565,203
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 15.80%
Advanced Micro Devices, Inc.†	8,244	$3,925,380
Analog Devices, Inc.	421	154,680
Applied Materials, Inc.	2,694	1,367,663
Astera Labs, Inc.†	2,288	712,094
Broadcom, Inc.	28,165	10,964,071
Cirrus Logic, Inc.†	3,713	480,276
Credo Technology Group Holding Ltd.†	4,522	936,009
Intel Corp.†	14,173	1,278,405
KLA Corp.	11,380	2,080,492
Lam Research Corp.	9,702	2,842,880
MACOM Technology Solutions Holdings, Inc.†	907	228,056
Marvell Technology, Inc.	4,438	832,391
Micron Technology, Inc.	5,967	4,911,020
Monolithic Power Systems, Inc.	105	149,733
NVIDIA Corp.	123,579	24,808,484
Onto Innovation, Inc.†	2,003	517,936
QUALCOMM, Inc.	4,324	638,266
Texas Instruments, Inc.	3,059	843,489
		57,671,325
Software: 7.65%
Adobe, Inc.†	2,818	705,655
AppLovin Corp. Class A†	2,678	1,060,220
Datadog, Inc. Class A†	2,125	569,436
Dropbox, Inc. Class A†	10,712	348,783
Fortinet, Inc.†	11,708	1,896,111
Microsoft Corp.	38,255	17,777,864
Nutanix, Inc. Class A†	9,031	532,919
Oracle Corp.	4,891	635,194
Palantir Technologies, Inc. Class A†	10,542	1,297,299
Pegasystems, Inc.	14,835	453,209
Salesforce, Inc.	5,287	972,914
ServiceNow, Inc.†	7,876	876,047
Zoom Communications, Inc. Class A†	8,300	797,381
		27,923,032
Technology hardware, storage & peripherals: 6.79%
Apple, Inc.	75,608	23,356,067
Sandisk Corp.†	663	805,432
Western Digital Corp.	1,158	630,925
		24,792,424
Materials: 2.44%
Chemicals: 1.17%
Albemarle Corp.	2,383	280,336
Celanese Corp. Class A	6,349	283,927
CF Industries Holdings, Inc.	8,341	1,044,210
Corteva, Inc.	4,364	343,491
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Chemicals(continued)
Element Solutions, Inc.	15,763	$578,975
Linde PLC	3,603	1,723,603
		4,254,542
Containers & packaging: 0.40%
Crown Holdings, Inc.	12,345	1,454,858
Metals & mining: 0.87%
Alcoa Corp.	6,852	310,121
AngloGold Ashanti PLC	3,029	240,260
Coeur Mining, Inc.	29,637	441,888
Freeport-McMoRan, Inc.	13,317	834,044
Newmont Corp.	11,295	1,058,454
Southern Copper Corp.	1,687	308,232
		3,192,999
Real estate: 2.08%
Health care REITs: 0.23%
Omega Healthcare Investors, Inc.	16,709	845,977
Hotel & resort REITs: 0.37%
Host Hotels & Resorts, Inc.	54,576	1,371,495
Industrial REITs: 0.30%
Prologis, Inc.	7,504	1,085,153
Retail REITs: 0.56%
Simon Property Group, Inc.	8,887	2,038,411
Specialized REITs: 0.62%
Gaming & Leisure Properties, Inc.	21,157	947,622
Millrose Properties, Inc.	10,840	303,303
VICI Properties, Inc. Class A	38,196	1,006,465
		2,257,390
Utilities: 2.04%
Electric utilities: 1.37%
American Electric Power Co., Inc.	12,989	1,660,644
Duke Energy Corp.	13,109	1,644,262
NextEra Energy, Inc.	12,953	1,125,875
NRG Energy, Inc.	4,108	551,663
		4,982,444
Gas utilities: 0.36%
National Fuel Gas Co.	16,155	1,329,718
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.31%
Clearway Energy, Inc. Class C	8,608	$273,132
Vistra Corp.	5,733	849,573
		1,122,705
Total common stocks (Cost $169,858,737)		359,524,489

		Yield
Short-term investments: 1.30%
Investment companies: 1.30%
Allspring Government Money Market Fund Select Class♠∞		3.59%	4,765,829	4,765,829
Total short-term investments (Cost $4,765,829)				4,765,829
Total investments in securities (Cost $174,624,566)	99.78%			364,290,318
Other assets and liabilities, net	0.22			792,342
Total net assets	100.00%			$365,082,660

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,623,410	$1,866,253	$(723,834)	$0	$0	$4,765,829	4,765,829	$38,698
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	12	9-18-2026	$4,567,051	$4,511,550	$0	$(55,501)
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,973,707	$0	$0	$33,973,707
Consumer discretionary	32,314,368	0	0	32,314,368
Consumer staples	17,045,618	0	0	17,045,618
Energy	12,660,969	0	0	12,660,969
Financials	46,834,045	0	0	46,834,045
Health care	35,008,656	0	0	35,008,656
Industrials	33,020,563	0	0	33,020,563
Information technology	124,730,871	0	0	124,730,871
Materials	8,902,399	0	0	8,902,399
Real estate	7,598,426	0	0	7,598,426
Utilities	7,434,867	0	0	7,434,867
Short-term investments
Investment companies	4,765,829	0	0	4,765,829
Total assets	$364,290,318	$0	$0	$364,290,318
Liabilities
Futures contracts	$55,501	$0	$0	$55,501
Total liabilities	$55,501	$0	$0	$55,501
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of July 31, 2026, $693,956 was segregated as cash collateral for these open futures contracts.
At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11